FAIR VALUE OF ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Fair Value, Nonrecurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	$ 11,259	$ 10,648	$ 14,616
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	8,329	7,718	4,392
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	2,930	2,930	10,224
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	0	0	0
Fair Value, Inputs, Level 1 | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	0	0	0
Fair Value, Inputs, Level 1 | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	0	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	0	0	0
Fair Value, Inputs, Level 2 | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	0	0	0
Fair Value, Inputs, Level 2 | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	0	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	11,259	10,648	14,616
Fair Value, Inputs, Level 3 | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	8,329	7,718	4,392
Fair Value, Inputs, Level 3 | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure	$ 2,930	$ 2,930	$ 10,224